                         [LOGO OF ARIEL MUTUAL FUNDS]



                               Ariel Growth Fund
                            Ariel Appreciation Fund

                      Quarterly Report--December 31, 1995




                        [ARTWORK OF LEAF APPEARS HERE]

Ariel Growth Fund

Inception November 6, 1986




Average Annual Total Return

---------------------------------------------------------------------------
                        1 Year       3 Year       5 Year      Life of Fund
---------------------------------------------------------------------------
Ariel                   +18.5%       +7.3%        +12.9%      +13.0%
Growth
Fund
---------------------------------------------------------------------------
Total return does not reflect a maximum 4.75% sales load that was charged prior to July 15, 1994.


---------------------------------------------------------------------------
[Pie Chart: Ariel Growth Fund Portfolio Composition appears here]

Consumer Discretionary and Services          44.1%
Health Care                                   3.2%
Financial Services                           11.7%
Producer Durables                            10.1%
Materials and Processing                     19.5%
Consumer Staples                             11.4%
---------------------------------------------------------------------------
[Pie Chart: S&P 500 appears here]

Consumer Discretionary and Services           9.4%
Health Care                                  10.8%
Technology                                    8.6%
Utilities                                    13.2%
Financial Services                           14.1%
Autos and Transportation                      4.4%
Producer Durables                             4.9%
Materials and Processing                      8.4%
Other Energy                                  1.0%
Integrated Oils                               8.1%
Consumer Staples                             11.7%

                   [GRAPH APPEARS HERE--PLOT POINTS TO COME]

Comparison of change in value of $10,000 invested in Ariel Growth Fund and comparable indices*

Measurement Period              Ariel                    Russell
(Fiscal Year Covered)        Growth Fund    S&P 500       2500
-------------------          -----------    --------     -------
Measurement Pt-
1986                         $10,000        $10,000      $10,000
1987                         $11,367        $10,256      $ 9,281
1988                         $15,905        $11,960      $11,391
1989                         $19,900        $15,749      $13,604
1990                         $16,699        $15,260      $11,580
1991                         $22,163        $19,910      $16,988
1992                         $24,763        $21,427      $19,738
1993                         $26,924        $23,587      $23,002
1994                         $25,786        $23,897      $22,759
1995                         $30,562        $32,878      $29,975

*Statistics represent past performance which is not indicative of future results.

Ariel Appreciation Fund

Inception December 1, 1989




Average Annual Total Return

---------------------------------------------------------------------------
                        1 Year       3 Year       5 Year      Life of Fund
---------------------------------------------------------------------------
Ariel                   +24.2%       +7.1%        +13.1%      +10.5%
Appreciation
Fund
---------------------------------------------------------------------------
Total return does not reflect a maximum 4.75% sales load that was charged prior to July 15, 1994.


---------------------------------------------------------------------------
[Pie Chart: Ariel Appreciation Fund Portfolio Composition appears here]

Consumer Staples                              9.6%
Technology                                    1.6%
Consumer Discretionary and Services          36.4%
Materials and Processing                     14.4%
Health Care                                   9.8%
Autos and Transportation                      1.7%
Producer Durables                             7.8%
Financial Services                           18.8%
---------------------------------------------------------------------------
[Pie Chart: S&P 500 appears here]

Consumer Discretionary and Services           9.4%
Health Care                                  10.8%
Technology                                    8.6%
Utilities                                    13.2%
Financial Services                           14.1%
Autos and Transportation                      4.4%
Producer Durables                             4.9%
Materials and Processing                      8.4%
Other Energy                                  1.0%
Integrated Oils                               8.1%
Consumer Staples                             11.7%

                   [GRAPH APPEARS HERE--PLOT POINTS TO COME]

Comparison of change in value of $10,000 invested in Ariel Appreciation Fund and comparable indices*

                                Ariel
Measurement Period           Appreciation                 Russell
(Fiscal Year Covered)            Fund        S&P 500       2500
-------------------          ------------    --------     -------
Measurement Pt-
1989                         $10,000        $10,000      $10,000
1990                         $ 9,902        $ 9,922      $ 8,554
1991                         $13,184        $12,945      $12,549
1992                         $14,930        $13,932      $14,580
1993                         $16,115        $15,336      $16,992
1994                         $14,763        $15,539      $16,812
1995                         $18,330        $21,378      $22,142

*Statistics represent past performance which is not indicative of future results.

[PHOTO OF John W. Rogers, Jr.]

[PHOTO OF Eric T. McKissack]

[PHOTO OF Franklin Morton]



"In a roaring bull market where high tech stocks are all the rage and consistent franchise businesses with quality products and services are left for dead, the value style is temporarily disadvantaged."

                      Quarterly Report--December 31, 1995

                              Ariel Mutual Funds
                               Ariel Growth Fund
                            Ariel Appreciation Fund


Dear Shareholder:

Having successfully weathered a very volatile stock market environment, we are pleased to report that the Ariel Appreciation Fund and the Ariel Growth Fund returned 6.4% and 3.9% respectively for the fourth quarter ending December 31, 1995. As is commonly the case when there are dramatic changes in stock market conditions, large company stocks posted stronger results than those of the smaller companies which can sometimes be more susceptible to market vagaries. Accordingly, the S&P 500 Index of large company stocks ended the quarter with a 6.0% gain while the Russell 2500 Index of small and mid-sized issues returned 2.7%.

In The Adventures of Alice in Wonderland, Lewis Caroll writes, "Everything's got a moral, if only you can find it." Although a rather harsh lesson may have been obfuscated by the longest uninterrupted bull market in stock market history, in reality, the story never changes. The stock market may always find new ways of surprising and amazing its willing participants but as one market watcher once noted, "There are no new investment eras, only old eras that go to new extremes."

A new American pastime

For most of the first nine months of 1995, it was as if the stock market had replaced baseball as America's favorite pastime. In the face of complete and total investor elation, the boom performance of red hot technology issues feverishly drove market indices to unprecedented highs. By mid-year, the Hambrecht and Quist Technology Index of small company tech issues had already charged ahead nearly 35% and many saw no end in sight as "all things Internet" were sure to be big winners. Likewise, the Dow Jones Industrial Average outdid itself on 69 occasions and then effortlessly crossed the 5,000 mark just nine months after having trampled the 4,000 barrier. By November 1995, investors had poured more than $420 billion into mutual funds and with this kind of insatiable demand for equities, more companies came public than ever before. Many scrambled to get a piece

Ariel Growth Fund
Ten Largest Holdings
as of December 31, 1995

1  Longs Drug Stores, Inc.
A leading operator of retail drug stores in California

2  First Brands Corporation
Manufacturer and marketer of consumer products for home and automobile markets

3  Ecolab, Inc.
Leading developer and marketer of premium cleaning and sanitizing products and services for the hospitality markets

4  Rouse Company
Retail mall developer

5  Northern Trust Corporation
Chicago-based bank holding company

6  Central Newspapers, Inc.
Leading media company that publishes daily and weekly newspapers in metropolitan Phoenix and Indianapolis

7  Interface, Inc.
Manufacturer and marketer of world's two leading brands of carpet tiles-- Interface and Heuga

8  Harte-Hanks Communications
Diversified communications company with businesses in newspapers, publication, direct marketing and broadcasting

9  Hasbro, Inc.
World's largest toy manufacturer

10  Russell Corp.
Manufacturer and marketer of leisure apparel, athletic uniforms, and lightweight woven fabrics of the next hot deal and the frenzy that resulted drove new issues to sky-high prices. A reckless mood prevailed and The New York Times told us that, "the mutual funds that took the biggest risks generated the most profits."

Against this backdrop, value managers, like ourselves, were left to feel like motionless spectators as we watched the fast moving market catapult the most popular and riskiest issues so far ahead. By definition, a value manager seeks out widely misunderstood, ignored or underfollowed issues and thereby follows a more conservative long-term strategy. In a roaring bull market where high tech stocks are all the rage and consistent franchise businesses with quality products and services are left for dead, the value style is temporarily disadvantaged. The drawback is only temporary for two simple reasons: (1) the market eventually recognizes value and (2) stocks do not go straight up forever. Thus, it is over the course of a full market cycle --one with the peaks and troughs that all cycles have -- when the value manager can benefit from the upside potential of owning less popular securities while simultaneously insulating a portfolio from a significant downside risk.

A reversal of fortune?

Although our portfolios spent much of 1995 trailing the investment returns of the tech laden, aggressive growth portfolios, the benefits of our value style finally did become evident in the volatile fourth quarter when the inevitable tide began to turn for the stock market's leading sector. Barron's characterized the arresting shift in the fol-

Ariel Appreciation Fund
Ten Largest Holdings
as of December 31, 1995

1  Rouse Company
A retail mall developer

2  Northern Trust Corporation
Chicago-based bank holding company

3  Longs Drug Stores, Inc.
A leading operator of retail drug stores in California

4  Harte-Hanks Communications
Diversified communications company with businesses in newspapers, publications, direct marketing and broadcasting

5  Hasbro, Inc.
World's largest toy manufacturer

6  Merry Land &
Investment Co., Inc.
One of the largest owners and operators of upscale garden apartments in the southeast (a real estate investment trust-REIT)

7  Omnicom Group, Inc.
Fourth largest advertising agency in the world

8  MBIA, Inc.
Leading insurer of municipal bonds

9  Russell Corp.
Manufacturer and marketer of leisure apparel, athletic uniforms, and lightweight woven fabrics

10  Bergen Brunswig Corp.
Nation's second largest distributor/wholesaler of pharmaceuticals and health care products lowing manner, "Late in the year, one by one, the tech stocks were taken out and shot." As a result, the average technology fund lost more than 6% during a period when the Dow Jones Industrial Average rose by that same amount. Perhaps not surprisingly, the third quarter's best performing fund devoted strictly to technology stocks became the fourth quarter's very worst. It was this rapid downturn spiral that led one of the most famous tech fund manager's of the year to ruefully proclaim, "I've given up more performance in a shorter period of time than I ever thought was imaginable." This remark came on the heels of a 19% loss over three month's time.

We had been anticipating this difficulty for some time. Just 12 months ago, we expressed concerns about the harm that could result from a significant sell off in the tech sector. In our shareholder letter last December, we said, "the real danger of the current technology craze lies in the potential damage that could be done when the winds change -- for whatever reason -- and fund managers look to get out of these large positions." This past June, we reiterated our concerns and urged our investors to consider, "...that given the unparalleled returns in this one sector, the rich valuations of these volatile issues and the complexities of these businesses, the risks are very great and the real values are to be found elsewhere." We continue to believe that the worst is not over -- especially as we anticipate feverish competition in this ever changing arena joined with increased instances of earnings disappointments as the economy weakens.

Portfolio comings and goings

During the fourth quarter, the Ariel Appreciation Fund and Ariel Growth Fund portfolios were very favorably impacted by the acquisition of CCH, Inc. (formerly known as Commerce Clearing House, Inc.) by Walters Kluwer, a Dutch-based media company for a premium price of $55.50 a share. CCH had been a significant holding since the shares in the company were first acquired in July of 1991 at $17.50.

At the time of purchase, we were attracted to CCH's leadership in publication of current information primarily in the fields of tax and business law -- a reputation that had been built over its 75-year history. Its best sellers are the 18 volume Standard Tax Reporter and the Federal Tax Guide. CCH also provides corporations with statutory representation and assists professional tax preparers with computer processing of income tax returns.

Despite the company's long history of industry leadership, CCH's earnings had stumbled in 1989 and 1990. In keeping with our value approach, we viewed this as a perfect opportunity to purchase shares in a prominent company while its shares were out-of-favor. Although there was very little Wall Street interest in the stock at the time, we were convinced that CCH was well positioned for a rebound.

Even though CCH's turnaround took longer than we had originally anticipated, our patience was eventually rewarded. The company's recent acquisition has thereby confirmed our initial thesis. At three times 1995 estimated revenues and more than 50 times 1995 estimated earnings per share, the price paid by Walters Kluwer was well beyond Wall Street's estimates of a takeout value for the company. This transaction only serves to reinforce our thinking that high quality, franchise businesses will command premium prices. As we stated earlier, the market will eventually recognize value.

As always, we are grateful for the opportunity to serve you and welcome any comments or suggestions that you might have.

Sincerely,


/s/ John W. Rogers, Jr     /s/  Eric T. McKissack
----------------------     ----------------------
John W. Rogers, Jr.        Eric T. McKissack
Portfolio Manager          Portfolio Manager
Ariel Growth Fund          Ariel Appreciation Fund

Ariel Mutual Funds

Ariel Growth Fund
Schedule of Investments
December 31, 1995 (Unaudited)

  Number             COMMON STOCKS 97.63%                     Value
 of Shares
                     Advertising--3.24%
  105,000            Omnicom Group, Inc.                  $  3,911,250
                                                          ------------
                     Apparel & Shoes--3.79%
  164,900            Russell Corp.                           4,575,975
                                                          ------------
                     Business Services--6.79%
  128,350            Angelica Corp.                          2,631,175
  185,400            Ecolab, Inc.                            5,562,000
                                                          ------------
                                                             8,193,175
                                                          ------------
                     Consumer Products--9.93%
   72,900            Armor All Products Corp.                1,321,312
   53,800            Clorox Co.                              3,853,425
  122,600            First Brands Corp.                      5,838,825
   61,420            Oil-Dri Corporation of America            959,688
                                                          ------------
                                                            11,973,250
                                                          ------------
                     Education--1.98%
   88,274            DeVRY, Inc.*                            2,383,398
                                                          ------------
                     Entertainment/Leisure--5.81%
  149,500            Hasbro, Inc.                            4,634,500
  105,400            Johnson Worldwide Associates, Inc.,
                       Class A*                              2,371,500
                                                          ------------
                                                             7,006,000
                                                          ------------
                     Environmental--2.28%
  175,750            Safety Kleen Corp.                      2,746,094
                                                          ------------
                     Financial Services--10.54%
   44,900            MBIA, Inc.                              3,367,500
   88,300            Northern Trust Corp.                    4,944,800
  201,925            Phoenix Duff & Phelps Corp.             1,388,234
   61,100            T. Rowe Price Associates                3,009,175
                                                          ------------
                                                            12,709,709
                                                          ------------
                     Food/Restaurants--5.58%
  161,233            Bob Evans Farms, Inc.                   3,158,427

Ariel Mutual Funds

Ariel Growth Fund
Schedule of Investments
December 31, 1995 (Unaudited)

  Number           COMMON STOCKS 97.63%--(continued)          Value
 of Shares

                   Food/Restaurants--5.58% (continued)
  147,900          McCormick & Co., Inc.                  $  3,568,088
                                                          ------------
                                                             6,726,515
                                                          ------------
                   Furniture & Furnishings--9.75%
  281,000          Interface, Inc., Class A                  4,777,000
  108,000          Leggett & Platt, Inc.                     2,619,000
  145,695          Miller (Herman), Inc.                     4,370,850
                                                          ------------
                                                            11,766,850
                                                          ------------
                   Health Care--3.18%
  154,300          Bergen Brunswig Corp., Class A            3,838,212
                                                          ------------
                   Industrial--1.38%
   71,500          Watts Industries, Inc., Class A           1,662,375
                                                          ------------
                   Miscellaneous--3.68%
  235,400          Specialty Equipment Cos., Inc.*           2,707,100
   59,400          Stanhome, Inc.                            1,730,025
                                                          ------------
                                                             4,437,125
                                                          ------------
                   Newspapers--9.61%
  464,410          American Media, Inc., Class A             1,973,743
  154,600          Central Newspapers, Inc., Class A         4,850,575
  241,200          Harte-Hanks Communications                4,763,700
                                                          ------------
                                                            11,588,018
                                                          ------------
                   Office & Business Equipment--4.43%
  161,420          General Binding Corp.                     3,188,045
  124,000          Hunt Mfg. Co.                             2,154,500
                                                          ------------
                                                             5,342,545
                                                          ------------
                   Packaging--3.85%
  153,900          Sealright Co., Inc.                       1,712,137
  205,400          Shorewood Packaging Corp.*                2,926,950
                                                          ------------
                                                             4,639,087
                                                          ------------
                   Real Estate--5.17%
   47,000          Merry Land and Investment Co., Inc.       1,110,375
  251,400          Rouse Co.                                 5,122,275
                                                          ------------
                                                             6,232,650
                                                          ------------
6

Ariel Mutual Funds

Ariel Growth Fund
Schedule of Investments
December 31, 1995 (Unaudited)

  Number           COMMON STOCKS 97.63%--(continued)           Value
 of Shares

                   Retailing--6.64%
  126,400          Longs Drug Stores, Inc.                $  6,051,400
  461,680          Payless Cashways, Inc.*                   1,962,140
                                                          ------------
                                                             8,013,540
                                                          ------------
                   Total Common Stocks
                   (cost $92,109,267)                      117,745,768
                                                          ------------
 Principal         REPURCHASE AGREEMENTS 4.00%
  Amount

$4,824,309         State Street Bank & Trust Company
                   Repurchase Agreement, 4.25%, dated
                   12/29/95, repurchase price $4,826,587,
                   maturing 1/2/96 (collateralized by U.S.
                   Treasury Bond, 8.75%, 5/15/17)            4,824,309
                                                          ------------
                   Total Repurchase Agreements
                   (cost $4,824,309)                         4,824,309
                                                          ------------
                   Total Investments 101.63%
                   (cost $96,933,576)                      122,570,077

                   Liabilities less
                   Other Assets and Cash (1.63)%            (1,961,789)
                                                          ------------
                   NET ASSETS 100.00%                     $120,608,288
                                                          ============
*Non-income producing security

Ariel Mutual Funds

Ariel Appreciation Fund
Schedule of Investments
December 31, 1995 (Unaudited)

  Number           COMMON STOCKS 97.25%                       Value
 of Shares
                   Advertising--3.22%
  120,250          Omnicom Group, Inc.                    $  4,479,313
                                                          ------------
                   Apparel & Shoes--2.90%
  145,600          Russell Corp.                             4,040,400
                                                          ------------
                   Autos & Transportation--1.63%
  127,600          Harper Group, Inc.                        2,264,900
                                                          ------------
                   Business Services--3.74%
   64,800          Ecolab, Inc.                              1,944,000
  152,600          Equifax, Inc.                             3,261,825
                                                          ------------
                                                             5,205,825
                                                          ------------
                   Chemicals--2.25%
   87,500          Morton International, Inc.                3,139,062
                                                          ------------
                   Consumer Products--5.22%
  153,800          Armor All Products Corp.                  2,787,625
   23,950          Clorox Co.                                1,715,419
   58,110          First Brands Corp.                        2,767,489
                                                          ------------
                                                             7,270,533
                                                          ------------
                   Electronics--1.55%
   63,800          Dovatron International, Inc.*             2,153,250
                                                          ------------
                   Entertainment/Leisure--6.41%
  161,140          Carnival Cruise Lines, Inc.               3,927,787
  161,500          Hasbro, Inc.                              5,006,500
                                                          ------------
                                                             8,934,287
                                                          ------------
                   Environmental--2.71%
  241,800          Safety Kleen Corp.                        3,778,125
                                                          ------------
                   Financial Services--12.37%
   54,700          MBIA, Inc.                                4,102,500
   70,320          MBNA Corp.                                2,593,050
   99,300          Northern Trust Corp.                      5,560,800
  185,750          Phoenix Duff & Phelps Corp.               1,277,031

Ariel Mutual Funds

Ariel Appreciation Fund
Schedule of Investments
December 31, 1995 (Unaudited)

   Number          COMMON STOCKS 97.25%--(continued)          Value
  of Shares

                   Financial Services--12.37% (continued)

   75,100          T. Rowe Price Associates               $  3,698,675
                                                          ------------
                                                            17,232,056
                                                          ------------
                   Food/Restaurants--5.65%
  115,400          Bob Evans Farms, Inc.                     2,192,600
   92,055          McCormick & Co., Inc.                     2,220,827
   86,000          Universal Foods Corp.                     3,450,750
                                                          ------------
                                                             7,864,177
                                                          ------------
                   Furniture & Furnishings--6.96%
  349,400          INTERCO, Inc.*                            3,144,600
  153,860          Leggett & Platt, Inc.                     3,731,105
   94,100          Miller (Herman), Inc.                     2,823,000
                                                          ------------
                                                             9,698,705
                                                          ------------
                   Health Care--7.51%
  161,987          Bergen Brunswig Corp., Class A            4,029,427
   46,800          Invacare Corp.                            1,181,700
   91,000          Sybron Corp.*                             2,161,250
  123,000          Vivra, Inc.*                              3,090,375
                                                          ------------
                                                            10,462,752
                                                          ------------
                   Industrial--2.28%
  136,600          Watts Industries, Inc., Class A           3,175,950
                                                          ------------
                   Miscellaneous--3.75%
   83,000          Fisher Scientific International           2,770,125
   41,500          Specialty Equipment Cos., Inc.*             477,250
   67,600          Stanhome, Inc.                            1,968,850
                                                          ------------
                                                             5,216,225
                                                          ------------
                   Newspapers--5.38%
  274,275          Harte-Hanks Communications                5,416,931
   34,000          Tribune Co.                               2,078,250
                                                          ------------
                                                             7,495,181
                                                          ------------
                   Office & Business Equipment--2.91%
  129,305          General Binding Corp.                     2,553,774
   31,900          Pitney-Bowes, Inc.                        1,499,300
                                                          ------------
                                                             4,053,074
                                                          ------------

Ariel Mutual Funds

Ariel Appreciation Fund
Schedule of Investments
December 31, 1995 (Unaudited)

   Number          COMMON STOCKS 97.25%--(continued)          Value
  of Shares

                   Packaging--2.19%
  214,470          Shorewood Packaging Corp.*             $  3,056,197
                                                          ------------
                   Printing & Publishing--5.55%
   83,750          Banta Corp.                               3,685,000
   35,700          Donnelley (R.R.) & Sons Co.               1,405,688
   61,300          Houghton Mifflin Co.                      2,635,900
                                                          ------------
                                                             7,726,588
                                                          ------------
                   Real Estate--7.79%
  210,050          Merry Land and Investment Co., Inc.       4,962,431
  289,150          Rouse Co.                                 5,891,431
                                                          ------------
                                                            10,853,862
                                                          ------------
                   Retailing--5.28%
  115,920          Longs Drug Stores, Inc.                   5,549,670
  425,350          Payless Cashways, Inc.*                   1,807,738
                                                          ------------
                                                             7,357,408
                                                          ------------
                   Total Common Stocks
                   (cost $106,231,347)                     135,457,870
                                                          ------------
 Principal         REPURCHASE AGREEMENTS 2.56%
  Amount

$3,560,245         State Street Bank & Trust Company
                   Repurchase Agreement, 4.25%, dated
                   12/29/95, repurchase price $3,561,926,
                   maturing 1/2/96 (collateralized by U.S.
                   Treasury Bond, 8.75%, 5/15/17)            3,560,245
                                                          ------------
                   Total Repurchase Agreements
                   (cost $3,560,245)                         3,560,245
                                                          ------------
                   Total Investments 99.81%
                   (cost $109,791,592)                     139,018,115

                   Other Assets and Cash
                   less Liabilities 0.19%                      263,866
                                                          ------------
                   NET ASSETS 100.00%                     $139,281,981
                                                          ============
*Non-income producing security

                    [ This page intentionally left blank ]

Ariel Mutual Funds News

FOCUS ON IRAs

What is an IRA?

An Individual Retirement Account is a personal, tax-deferred, retirement account that a person with earned income can set up with a deposit limited to $2,000 per year.

Why should I invest in an IRA?

An IRA offers investors the opportunity to earn a significantly greater return for their retirement dollars than a taxable alternative. Since you pay no federal income tax on dividends or capital gains, all earnings from an IRA grow on a tax-deferred basis and are taxed upon withdrawal. Some investors are even eligible for tax deductions on IRAs.

Can I set up an IRA even if I am self-employed?

Yes. A Simplified Employee Pension or "SEP" is a special IRA plan which permits employers, including those who are self-employed, to make deductible contributions to IRAs established for their employees.

Why should I open an Ariel Mutual Funds IRA?

Investing for retirement is a goal that demands patience and discipline. It takes time to build the capital you'll need to retire comfortably and only through a careful, long-term approach to investing can you hope to achieve financial security.

Opening an IRA with the Ariel Mutual Funds can help you reach your goal. Our unique patient investing philosophy is well suited for IRA investors who are seeking to build wealth over the long term.

--------------------------------------------------------------------------------
IT'S NOT TOO LATE TO MAKE 1995 CONTRIBUTIONS TO AN IRA

You can make 1995 contributions to an IRA account up until April 15, 1996. For more information, please call an Ariel Mutual Funds Investor Services Representative at 1-800-29-ARIEL (1-800-292-7435).

--------------------------------------------------------------------------------
12

THE BENEFITS OF INVESTING IN BOND FUNDS

     Building Capital

     Bond funds are attractive investments for those seeking a relatively conservative way to build capital over the medium term.

     Balancing a Portfolio

     Bond mutual funds provide a practical method for complementing a portfolio comprised mostly of growth-oriented investments.

     Bonds Have Outpaced Short-Term Investments--and Inflation

     Investors who have kept their money in bonds over longer periods have been well rewarded over time. Bond returns are even more attractive when compared to inflation, which erodes the value of any investment.

-------------------------------------------------------------------------------

     You can take advantage of these benefits by investing in the newest addition to the Ariel Mutual Funds family. The Ariel Premier Bond
     Fund is a diversified portfolio of high-quality fixed income securities. The Fund seeks to maximize total return to investors through a combination of income and capital appreciation by investing in high-quality, highly liquid fixed income securities.

-------------------------------------------------------------------------------

For more information, including a prospectus and application, please call an Ariel Mutual Funds Investor Services Representative at 1-800-29-ARIEL (1-800-292-7435).

Ariel Mutual Funds


Ariel Growth Fund

Ariel Appreciation Fund

Ariel Premier Bond Fund

Money Market Options
Cash Resource Money Market
U.S. Government Money Market
Cash Resource Tax-Exempt Money Market







For a free investment kit on any of the Ariel Mutual Funds, including a prospectus containing more information, please call 1-800-29-ARIEL. Please read the prospectus carefully before investing or sending money.
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Board of Directors

Bert N. Mitchell, C.P.A. Bert is founder, chairman and CEO of Mitchell & Titus, LLP, the nation's largest minority-owned accounting firm. He holds B.B.A., M.B.A. and Honorary Doctorate degrees from the Baruch School of Business of the City University of New York, where he has also been a member of the accounting faculty. Bert is also a graduate of the Owner-President Management Program of the Harvard Business School. Bert is active in community affairs, philanthropy and politics.

Mario L. Baeza President of Wasserstein Perella International, a leading international investment bank, CEO of its Latin American operations and co-head of operations in Spain and Portugal. Mario is widely regarded as a preeminent expert in business and legal issues in Latin America. He received a B.A. from Cornell University and a J.D. from Harvard Law School, where he later taught.

William C. Dietrich, C.P.A. Bill is a director and vice president, treasurer and CFO of Shopping Alternatives, Inc., a provider of home shopping services to the retail grocery and pharmacy industries. He has a B.A. from Georgetown University. Bill serves on the board and program staff of the Shalem Institute, and internationally known ecumenical organization.

Royce N. Flippin, Jr. Director of program advancement for the Massachusetts Institute of Technology, Royce is also president of Flippin Associates, a broad-based consulting firm providing strategic and implementation services in the management of critical needs for the public and private sectors. He earned his B.A. from Princeton University and an M.B.A. from Harvard Business School. Royce is on the board of several corporations and non-profit institutions.

John G. Guffey Currently, John is treasurer of Silby, Guffey & Co., Inc., a venture capital firm investing in early stage companies in the health care and environmental industries. John has a B.S. from the University of Pennsylvania's Wharton School. He does volunteer work and holds directorships with various local and national non-profit organizations.

Mellody Hobson As senior vice president and director of marketing, Mellody oversees the servicing of Ariel Capital Management Inc.'s 32 institutional clients, as well as the marketing of the Ariel Mutual Funds. She received a B.A. from Princeton University's Woodrow Wilson School. Mellody works with a variety of civic institutions, including those affiliated with Princeton.

Christopher G. Kennedy Chris is executive vice president of Merchandise Mart Properties, Inc. which manages, among other prime properties, The Merchandise Mart; The Washington Design Center; and New York's Decoration and Design Building. He earned his B.A. from Boston College and his M.B.A. at the J.L. Kellogg Graduate School of Management at Northwestern University. Chris serves on the board of directors of the Chicago Convention & Tourism Bureau; Boston-based Citizens Energy Corp. and Citizens Corp.; and the Greater Chicago Food Depository.

Eric T. McKissack, CFA In the capacity of vice chairman & co-chief investment officer of Ariel Capital Management, Inc., Eric is responsible for co-managing client and mutual fund portfolios. He received a B.S. in both Management and Architecture from the Massachusetts Institute of Technology and he earned his M.B.A. from the University of California at Berkeley. He is also a Chartered Financial Analyst. Eric serves on a variety of civic and corporate boards.


                                                          Ariel Investment Trust
                                                       307 North Michigan Avenue
                                                                       Suite 500
                                                         Chicago, Illinois 60601

                                                                    800.292.7435
                                                                    312.726.0140
[LOGO RECYCLED PAPER] Printed on recycled paper                 Fax 312.726.7473

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